Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Cash And Cash Equivalents [Abstract]
Cash in hand	$ 24	$ 65
Funds in transit	32,749	13,236
Bank balances	153,389	218,141
Term deposits	27,121	63,624
Total	$ 213,283	$ 295,066